Fair Value Measurements - Company's financial assets and liabilities that are measured at fair value (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
public warrants
Liabilities:
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares
Fair Value, Recurring | Level 1
Assets:
Investments held in Trust Account	$ 150,969,468	$ 150,006,015
Fair Value, Recurring | Level 1 | public warrants
Liabilities:
Derivative liabilities	1,050,000	3,825,000
Fair Value, Recurring | Level 3 | Private Placement Warrants
Liabilities:
Derivative liabilities	$ 493,280	$ 1,785,000